3. SHARE EXCHANGE AGREEMENT	9 Months Ended
Sep. 30, 2013
Notes to Financial Statements
3. SHARE EXCHANGE AGREEMENT

On August 14, 2013, pursuant to a Share Exchange Agreement (the “The Share Exchange Agreement”), Promap Corporation (the “Company”) acquired approximately 94% of the outstanding common stock of Advanced Cannabis Solutions, Inc. (“ACS”) in exchange for 12,400,000 shares of the Company’s common stock.

In connection with the Share Exchange Agreement:

●	the Company purchased 8,000,000 shares of its outstanding common stock from a former officer of the Company for $100,000. These shares were then cancelled and returned to the status of authorized but unissued shares;

●	Robert Frichtel was appointed as a director and the Principal Executive and Financial Officer of the Company;

●	Roberto Lopesino was appointed Vice President of the Company; and

●	Steven Tedesco and Robert Carrington, Jr., resigned as officers and directors of the Company.

As a result of the acquisition, ACS is the Company’s 94% owned subsidiary and the former shareholders of ACS own approximately 88% of the Company’s common stock.  The Company plans to acquire the remaining outstanding shares of ACS at a later date (see Note 8 Subsequent Events below).

The Agreement has been accounted for as a reverse acquisition and recapitalization using accounting principles applicable to reverse acquisition. Under reverse acquisition accounting, ACS, the legal acquiree, is treated as the accounting acquirer of the Company. Consequently, ACS financial results are disclosed for all periods presented, while the Company’s financial results have only been consolidated with those of the existing ACS business from August 14, 2013 onward. All outstanding shares have been restated to reflect the effect of the Agreement.

The following table summarizes the estimated fair values of the Company’s assets acquired and liabilities assumed by the existing ACS business as on August 14, 2013:

Cash	$1,238
Accounts receivable	15,096
Accounts payable	(18,040)
The fair value of the Company’s net liabilities at the August 14, 2013 recapitalization
$(1,706)